Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000007554 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000007554 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000007554 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007554 | Phillips 66FR_718546104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007554 | Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007554 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007554 | General Motors Co.FR_37045V100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007554 | Warner Bros Discovery, Inc.FR_934423104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007554 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007554 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007554 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000007554 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000007554 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000007554 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000007554 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000007554 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000007554 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007554 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007554 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007554 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007554 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000174795 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174795 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000174795 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174795 | Phillips 66FR_718546104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174795 | Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174795 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174795 | General Motors Co.FR_37045V100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174795 | Warner Bros Discovery, Inc.FR_934423104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174795 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174795 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174795 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000174795 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000174795 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000174795 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000174795 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000174795 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000174795 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174795 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174795 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174795 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174795 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000174796 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174796 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000174796 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174796 | Phillips 66FR_718546104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174796 | Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174796 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174796 | General Motors Co.FR_37045V100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174796 | Warner Bros Discovery, Inc.FR_934423104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174796 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174796 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174796 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000174796 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000174796 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000174796 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000174796 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000174796 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000174796 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174796 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174796 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174796 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174796 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000225884 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225884 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225884 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225884 | Phillips 66FR_718546104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225884 | Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225884 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225884 | General Motors Co.FR_37045V100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225884 | Warner Bros Discovery, Inc.FR_934423104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225884 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225884 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225884 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000225884 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000225884 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000225884 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000225884 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000225884 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000225884 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225884 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225884 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000225884 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225884 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007556 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000007556 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007556 | Phillips 66FR_718546104
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000007556 | Warner Bros Discovery, Inc.FR_934423104
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000007556 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000007556 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000007556 | Lithia Motors, Inc.FR_536797103
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000007556 | Airbnb, Inc.FR_009066101
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000007556 | Salesforce, Inc.FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000007556 | Equifax, Inc.FR_294429105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007556 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000007556 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000007556 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000007556 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000007556 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000007556 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000007556 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000007556 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007556 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000007556 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000174797 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000174797 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000174797 | Phillips 66FR_718546104
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000174797 | Warner Bros Discovery, Inc.FR_934423104
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000174797 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000174797 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000174797 | Lithia Motors, Inc.FR_536797103
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000174797 | Airbnb, Inc.FR_009066101
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000174797 | Salesforce, Inc.FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174797 | Equifax, Inc.FR_294429105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000174797 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000174797 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000174797 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000174797 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000174797 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000174797 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000174797 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174797 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174797 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174797 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000174798 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000174798 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000174798 | Phillips 66FR_718546104
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000174798 | Warner Bros Discovery, Inc.FR_934423104
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000174798 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000174798 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000174798 | Lithia Motors, Inc.FR_536797103
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000174798 | Airbnb, Inc.FR_009066101
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000174798 | Salesforce, Inc.FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174798 | Equifax, Inc.FR_294429105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000174798 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000174798 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000174798 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000174798 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000174798 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000174798 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000174798 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174798 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174798 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174798 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000225885 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000225885 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000225885 | Phillips 66FR_718546104
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000225885 | Warner Bros Discovery, Inc.FR_934423104
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000225885 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000225885 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000225885 | Lithia Motors, Inc.FR_536797103
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000225885 | Airbnb, Inc.FR_009066101
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000225885 | Salesforce, Inc.FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000225885 | Equifax, Inc.FR_294429105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000225885 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000225885 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000225885 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000225885 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000225885 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000225885 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000225885 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000225885 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000225885 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225885 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000007560 | Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007560 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007560 | Sysco Corp.FR_871829107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000007560 | Becton Dickinson & Co.FR_075887109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000007560 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007560 | DSV ASFR_B1WT5G909
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007560 | Akzo Nobel NVFR_BJ2KSG907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007560 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007560 | Envista Holdings Corp.FR_29415F104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007560 | adidas AGFR_403197908
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007560 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000007560 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000007560 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000007560 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000007560 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000007560 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000007560 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000007560 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000007560 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000007560 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000007560 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007560 | United States
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000007560 | France
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000007560 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000007560 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000007560 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000007560 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007560 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000007560 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007560 | China
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007560 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007560 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174801 | Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174801 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174801 | Sysco Corp.FR_871829107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000174801 | Becton Dickinson & Co.FR_075887109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174801 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174801 | DSV ASFR_B1WT5G909
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174801 | Akzo Nobel NVFR_BJ2KSG907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174801 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174801 | Envista Holdings Corp.FR_29415F104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174801 | adidas AGFR_403197908
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174801 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000174801 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000174801 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174801 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000174801 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000174801 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000174801 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000174801 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000174801 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000174801 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174801 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174801 | United States
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000174801 | France
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000174801 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000174801 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000174801 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000174801 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000174801 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174801 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174801 | China
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174801 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174801 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174802 | Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174802 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174802 | Sysco Corp.FR_871829107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000174802 | Becton Dickinson & Co.FR_075887109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174802 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174802 | DSV ASFR_B1WT5G909
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174802 | Akzo Nobel NVFR_BJ2KSG907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174802 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174802 | Envista Holdings Corp.FR_29415F104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174802 | adidas AGFR_403197908
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174802 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000174802 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000174802 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174802 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000174802 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000174802 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000174802 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000174802 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000174802 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000174802 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174802 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174802 | United States
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000174802 | France
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000174802 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000174802 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000174802 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000174802 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000174802 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174802 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174802 | China
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174802 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174802 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225887 | Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225887 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225887 | Sysco Corp.FR_871829107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225887 | Becton Dickinson & Co.FR_075887109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225887 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225887 | DSV ASFR_B1WT5G909
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225887 | Akzo Nobel NVFR_BJ2KSG907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225887 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225887 | Envista Holdings Corp.FR_29415F104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225887 | adidas AGFR_403197908
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225887 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000225887 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000225887 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225887 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000225887 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000225887 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000225887 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000225887 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000225887 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000225887 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000225887 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225887 | United States
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000225887 | France
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000225887 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000225887 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000225887 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000225887 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000225887 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000225887 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225887 | China
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225887 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225887 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007558 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007558 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007558 | Phillips 66FR_718546104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007558 | Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007558 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007558 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007558 | TE Connectivity PLCFR_G87052109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007558 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007558 | Reinsurance Group of America, Inc.FR_759351604
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007558 | Capital One Financial Corp.FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007558 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000007558 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000007558 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000007558 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000007558 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000007558 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000007558 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007558 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007558 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007558 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000007558 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007558 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000007558 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007558 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000007558 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000007558 | Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000007558 | Government And Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000007558 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000007558 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007558 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007558 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007558 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000174799 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174799 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174799 | Phillips 66FR_718546104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174799 | Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174799 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174799 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174799 | TE Connectivity PLCFR_G87052109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174799 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174799 | Reinsurance Group of America, Inc.FR_759351604
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174799 | Capital One Financial Corp.FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174799 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000174799 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000174799 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000174799 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000174799 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000174799 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000174799 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174799 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174799 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174799 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174799 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000174799 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000174799 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000174799 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000174799 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000174799 | Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000174799 | Government And Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000174799 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000174799 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174799 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174799 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174799 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000174800 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174800 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174800 | Phillips 66FR_718546104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174800 | Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174800 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174800 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174800 | TE Connectivity PLCFR_G87052109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000174800 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174800 | Reinsurance Group of America, Inc.FR_759351604
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174800 | Capital One Financial Corp.FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174800 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000174800 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000174800 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000174800 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000174800 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000174800 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000174800 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174800 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174800 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174800 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174800 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000174800 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000174800 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000174800 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000174800 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000174800 | Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000174800 | Government And Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000174800 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000174800 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000174800 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174800 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174800 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225886 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225886 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225886 | Phillips 66FR_718546104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225886 | Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225886 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225886 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225886 | TE Connectivity PLCFR_G87052109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225886 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225886 | Reinsurance Group of America, Inc.FR_759351604
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225886 | Capital One Financial Corp.FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225886 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000225886 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000225886 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000225886 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000225886 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000225886 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000225886 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000225886 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225886 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225886 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000225886 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225886 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000225886 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000225886 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000225886 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000225886 | Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000225886 | Government And Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000225886 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000225886 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225886 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000225886 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000225886 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007562 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007562 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007562 | adidas AGFR_403197908
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007562 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007562 | Ashtead Group PLCFR_005367008
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007562 | Glencore PLCFR_B4T3BW902
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007562 | Reckitt Benckiser Group PLCFR_B24CGK904
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007562 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007562 | Pernod Ricard SAFR_468232004
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007562 | Bayerische Motoren Werke AGFR_575602909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007562 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007562 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000007562 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000007562 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007562 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000007562 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000007562 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000007562 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000007562 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000007562 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000007562 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007562 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000007562 | France
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000007562 | Germany
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000007562 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000007562 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000007562 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000007562 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007562 | China
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000007562 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007562 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000007562 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000174804 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174804 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174804 | adidas AGFR_403197908
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174804 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174804 | Ashtead Group PLCFR_005367008
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174804 | Glencore PLCFR_B4T3BW902
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174804 | Reckitt Benckiser Group PLCFR_B24CGK904
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174804 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174804 | Pernod Ricard SAFR_468232004
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174804 | Bayerische Motoren Werke AGFR_575602909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174804 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000174804 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000174804 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000174804 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174804 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000174804 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000174804 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000174804 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000174804 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000174804 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174804 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174804 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000174804 | France
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000174804 | Germany
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000174804 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000174804 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000174804 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000174804 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174804 | China
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000174804 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174804 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000174804 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000174803 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174803 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174803 | adidas AGFR_403197908
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174803 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000174803 | Ashtead Group PLCFR_005367008
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174803 | Glencore PLCFR_B4T3BW902
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174803 | Reckitt Benckiser Group PLCFR_B24CGK904
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174803 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174803 | Pernod Ricard SAFR_468232004
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174803 | Bayerische Motoren Werke AGFR_575602909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174803 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000174803 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000174803 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000174803 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174803 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000174803 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000174803 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000174803 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000174803 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000174803 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174803 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174803 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000174803 | France
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000174803 | Germany
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000174803 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000174803 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000174803 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000174803 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174803 | China
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000174803 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174803 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000174803 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000225888 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225888 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225888 | adidas AGFR_403197908
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225888 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225888 | Ashtead Group PLCFR_005367008
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225888 | Glencore PLCFR_B4T3BW902
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225888 | Reckitt Benckiser Group PLCFR_B24CGK904
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225888 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225888 | Pernod Ricard SAFR_468232004
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225888 | Bayerische Motoren Werke AGFR_575602909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225888 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000225888 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000225888 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000225888 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000225888 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000225888 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000225888 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000225888 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000225888 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000225888 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000225888 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225888 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000225888 | France
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000225888 | Germany
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000225888 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000225888 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000225888 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000225888 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225888 | China
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000225888 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000225888 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225888 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000007564 | Azimut Holding SpAFR_B019M6902
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000007564 | Julius Baer Group Ltd.FR_B4R2R5908
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007564 | Atea ASAFR_B12TR1901
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007564 | Duerr AGFR_511990905
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007564 | ISS ASFR_BKJ9RT904
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007564 | BNK Financial Group, Inc.FR_ACI00J5W8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007564 | Wynn Macau Ltd.FR_B4JSTL903
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007564 | Azelis Group NVFR_BMHT02906
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007564 | Amplifon SpAFR_B14NJ7908
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007564 | TeamViewer SEFR_ACI1FRJB3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007564 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007564 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000007564 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000007564 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007564 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000007564 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000007564 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000007564 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000007564 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007564 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007564 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000007564 | France
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000007564 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000007564 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000007564 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000007564 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007564 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000007564 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000007564 | Italy
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000007564 | Finland
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000007564 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007564 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000174805 | Azimut Holding SpAFR_B019M6902
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174805 | Julius Baer Group Ltd.FR_B4R2R5908
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174805 | Atea ASAFR_B12TR1901
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174805 | Duerr AGFR_511990905
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174805 | ISS ASFR_BKJ9RT904
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174805 | BNK Financial Group, Inc.FR_ACI00J5W8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174805 | Wynn Macau Ltd.FR_B4JSTL903
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174805 | Azelis Group NVFR_BMHT02906
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174805 | Amplifon SpAFR_B14NJ7908
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174805 | TeamViewer SEFR_ACI1FRJB3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174805 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000174805 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000174805 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000174805 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000174805 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000174805 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000174805 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000174805 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000174805 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174805 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174805 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174805 | France
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000174805 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000174805 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000174805 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000174805 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000174805 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000174805 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000174805 | Italy
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000174805 | Finland
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000174805 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174805 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000174806 | Azimut Holding SpAFR_B019M6902
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174806 | Julius Baer Group Ltd.FR_B4R2R5908
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174806 | Atea ASAFR_B12TR1901
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174806 | Duerr AGFR_511990905
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174806 | ISS ASFR_BKJ9RT904
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174806 | BNK Financial Group, Inc.FR_ACI00J5W8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000174806 | Wynn Macau Ltd.FR_B4JSTL903
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174806 | Azelis Group NVFR_BMHT02906
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174806 | Amplifon SpAFR_B14NJ7908
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174806 | TeamViewer SEFR_ACI1FRJB3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174806 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000174806 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000174806 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000174806 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000174806 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000174806 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000174806 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000174806 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000174806 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174806 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000174806 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174806 | France
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000174806 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000174806 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000174806 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000174806 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000174806 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000174806 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000174806 | Italy
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000174806 | Finland
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000174806 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174806 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225889 | Azimut Holding SpAFR_B019M6902
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225889 | Julius Baer Group Ltd.FR_B4R2R5908
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225889 | Atea ASAFR_B12TR1901
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225889 | Duerr AGFR_511990905
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225889 | ISS ASFR_BKJ9RT904
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225889 | BNK Financial Group, Inc.FR_ACI00J5W8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225889 | Wynn Macau Ltd.FR_B4JSTL903
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225889 | Azelis Group NVFR_BMHT02906
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225889 | Amplifon SpAFR_B14NJ7908
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225889 | TeamViewer SEFR_ACI1FRJB3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225889 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000225889 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000225889 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000225889 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000225889 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000225889 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000225889 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000225889 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000225889 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225889 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225889 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225889 | France
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000225889 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000225889 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000225889 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000225889 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000225889 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000225889 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000225889 | Italy
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000225889 | Finland
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000225889 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225889 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000036890 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000036890 | Sysco Corp.FR_871829107
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000036890 | Becton Dickinson & Co.FR_075887109
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000036890 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000036890 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000036890 | Reckitt Benckiser Group PLCFR_B24CGK904
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000036890 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000036890 | Prosus NVFR_BJDS7L900
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000036890 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000036890 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000036890 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000036890 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000036890 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000036890 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000036890 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000036890 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000036890 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000036890 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000036890 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000036890 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000036890 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000036890 | France
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000036890 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000036890 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000036890 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000036890 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000036890 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000036890 | China
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000174807 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000174807 | Sysco Corp.FR_871829107
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000174807 | Becton Dickinson & Co.FR_075887109
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000174807 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000174807 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000174807 | Reckitt Benckiser Group PLCFR_B24CGK904
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000174807 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000174807 | Prosus NVFR_BJDS7L900
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000174807 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000174807 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000174807 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000174807 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000174807 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000174807 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000174807 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000174807 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000174807 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000174807 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174807 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000174807 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174807 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000174807 | France
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000174807 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000174807 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000174807 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000174807 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000174807 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174807 | China
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000174808 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000174808 | Sysco Corp.FR_871829107
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000174808 | Becton Dickinson & Co.FR_075887109
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000174808 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000174808 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000174808 | Reckitt Benckiser Group PLCFR_B24CGK904
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000174808 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000174808 | Prosus NVFR_BJDS7L900
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000174808 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000174808 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000174808 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000174808 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000174808 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000174808 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000174808 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000174808 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000174808 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000174808 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174808 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000174808 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174808 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000174808 | France
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000174808 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000174808 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000174808 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000174808 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000174808 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174808 | China
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000225890 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000225890 | Sysco Corp.FR_871829107
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000225890 | Becton Dickinson & Co.FR_075887109
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000225890 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000225890 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000225890 | Reckitt Benckiser Group PLCFR_B24CGK904
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000225890 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000225890 | Prosus NVFR_BJDS7L900
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000225890 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000225890 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000225890 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000225890 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000225890 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225890 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000225890 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000225890 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000225890 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000225890 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000225890 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000225890 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000225890 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000225890 | France
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000225890 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000225890 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000225890 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000225890 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000225890 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225890 | China
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000235267 | U.S. Treasury NotesFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000235267 | U.S. Treasury BondsFR_912810UA4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000235267 | U.S. Treasury BondsFR_912810UL0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000235267 | U.S. Treasury NotesFR_91282CNK3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000235267 | Federal Home Loan Mortgage Corp., Pool SD6595FR_3132DUKG1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000235267 | Federal National Mortgage Association, Pool FS8007FR_3140XP3R8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000235267 | Federal Home Loan Mortgage Corp., Pool SD3470FR_3132DQ2B1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000235267 | Federal Home Loan Mortgage Corp., Pool RJ2202FR_3142GSNU8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000235267 | Federal National Mortgage Association, Pool CB8992FR_3140QU7E0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000235267 | U.S. Treasury BondsFR_912810UF3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000235267 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000235267 | Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000235267 | Government And Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000235267 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000235267 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000235267 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000235267 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000235267 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219731 | U.S. Treasury NotesFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219731 | U.S. Treasury BondsFR_912810UA4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219731 | U.S. Treasury BondsFR_912810UL0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219731 | U.S. Treasury NotesFR_91282CNK3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219731 | Federal Home Loan Mortgage Corp., Pool SD6595FR_3132DUKG1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219731 | Federal National Mortgage Association, Pool FS8007FR_3140XP3R8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219731 | Federal Home Loan Mortgage Corp., Pool SD3470FR_3132DQ2B1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219731 | Federal Home Loan Mortgage Corp., Pool RJ2202FR_3142GSNU8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219731 | Federal National Mortgage Association, Pool CB8992FR_3140QU7E0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219731 | U.S. Treasury BondsFR_912810UF3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219731 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000219731 | Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000219731 | Government And Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000219731 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000219731 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000219731 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219731 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219731 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219732 | U.S. Treasury NotesFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219732 | U.S. Treasury BondsFR_912810UA4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219732 | U.S. Treasury BondsFR_912810UL0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219732 | U.S. Treasury NotesFR_91282CNK3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219732 | Federal Home Loan Mortgage Corp., Pool SD6595FR_3132DUKG1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219732 | Federal National Mortgage Association, Pool FS8007FR_3140XP3R8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219732 | Federal Home Loan Mortgage Corp., Pool SD3470FR_3132DQ2B1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219732 | Federal Home Loan Mortgage Corp., Pool RJ2202FR_3142GSNU8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219732 | Federal National Mortgage Association, Pool CB8992FR_3140QU7E0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219732 | U.S. Treasury BondsFR_912810UF3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219732 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000219732 | Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000219732 | Government And Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000219732 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000219732 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000219732 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219732 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219732 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000225891 | U.S. Treasury NotesFR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225891 | U.S. Treasury BondsFR_912810UA4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225891 | U.S. Treasury BondsFR_912810UL0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225891 | U.S. Treasury NotesFR_91282CNK3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225891 | Federal Home Loan Mortgage Corp., Pool SD6595FR_3132DUKG1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225891 | Federal National Mortgage Association, Pool FS8007FR_3140XP3R8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225891 | Federal Home Loan Mortgage Corp., Pool SD3470FR_3132DQ2B1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225891 | Federal Home Loan Mortgage Corp., Pool RJ2202FR_3142GSNU8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225891 | Federal National Mortgage Association, Pool CB8992FR_3140QU7E0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000225891 | U.S. Treasury BondsFR_912810UF3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000225891 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000225891 | Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000225891 | Government And Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000225891 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000225891 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000225891 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000225891 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000225891 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%